Restructuring Initiatives (Liability Balance for 2015 Initiative) (Details) - Other Restructuring Initiatives 2015 [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
2015 charges	$ 24.9
Adjustments	(2.8)
Cash payments	(17.8)
Foreign exchange	(0.3)
Balance at December 31, 2015	$ 4.0